Goodwill (Details) - Schedule of key assumptions and inputs used to extrapolate cash flow projections		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Procaps S.A. de C.V [Member]
Goodwill (Details) - Schedule of key assumptions and inputs used to extrapolate cash flow projections [Line Items]
Post-Tax Discount Rate		16.50%	12.20%
No. of years used In projection (In Years)		6 years	6 years
Fixed annual growth rate	[1]	3.00%	1.00%
Average sales growth rate		15.00%	6.20%
Average gross margin	[2]	52.60%	49.00%
Expected market share	[3]	6.50%	6.20%
Biokemical S.A. de C.V. [Member]
Goodwill (Details) - Schedule of key assumptions and inputs used to extrapolate cash flow projections [Line Items]
Post-Tax Discount Rate		16.50%	13.30%
No. of years used In projection (In Years)		6 years	6 years
Fixed annual growth rate	[1]	3.00%	1.00%
Average sales growth rate		12.60%	3.80%
Average gross margin	[2]	41.20%	41.40%
Expected market share	[3]	7.50%	3.80%
Rymco S.A. [Member]
Goodwill (Details) - Schedule of key assumptions and inputs used to extrapolate cash flow projections [Line Items]
Post-Tax Discount Rate		17.50%	11.50%
No. of years used In projection (In Years)		5 years	5 years
Fixed annual growth rate	[1]	3.00%	3.10%
Average sales growth rate		(3.50%)	11.60%
Average gross margin	[2]	27.90%	18.00%
Expected market share	[3]	18.10%	19.90%

[1]	This rate is consistent with the growth of the pharmaceutical and medical supplies markets in the current and potential operating areas of the cash-generating units.
[2]	Fixed gross margins were used in the cash flow projections for Procaps S.A. de C.V.
[3]	Management considers that the planned growth of market share for the next five to eight years is reasonably achievable.